RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2018
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 10:-      RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2018	December 31, 2017
	Unaudited

Trade payables (a)	$109	$78

Related parties' expenses:

	Six months ended June 30,
	2018	2017
	Unaudited
Amounts charged to:

Research and development expenses (a)	$167	$243

(a)
For the six-month periods ended June 30, 2018 and 2017, the Company incurred expenses for research and development services provided by related parties for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.